Summarised financial information - summarised financial information of income statement (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Summarised Financial Information [Line Items]
Revenue	[1]	£ 13,441	£ 12,869	£ 27,655
(Loss)/profit from operations		5,935	3,678	10,523
Net finance income/(costs)		(921)	(817)	(1,641)
Profit before taxation		5,303	3,061	9,324
Taxation on ordinary activities		(1,268)	(1,123)	(2,478)
Profit for the period		4,035	1,938	£ 6,846
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		(521)	(5)
Dividend income		0	0
Net finance income/(costs)		244	113
Profit before taxation		(277)	108
Taxation on ordinary activities		0	0
Profit for the period		(277)	108
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		0	0
Dividend income		0	0
Net finance income/(costs)		(96)	(29)
Profit before taxation		(96)	(29)
Taxation on ordinary activities		(2)	(19)
Profit for the period		(98)	(48)
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		(1)	0
Dividend income		1	0
Net finance income/(costs)		567	(118)
Profit before taxation		567	(118)
Taxation on ordinary activities		7	2
Profit for the period		574	(116)
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		0	0
Dividend income		0	0
Net finance income/(costs)		0	0
Profit before taxation		0	0
Taxation on ordinary activities		0	0
Profit for the period		0	0
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		15	8
Dividend income		2,276	2,014
Net finance income/(costs)		(267)	(227)
Profit before taxation		2,024	1,795
Taxation on ordinary activities		64	51
Profit for the period		2,088	1,846
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Revenue		0	0
(Loss)/profit from operations		4	1
Dividend income		0	0
Net finance income/(costs)		0	0
Profit before taxation		4	1
Taxation on ordinary activities		(1)	(1)
Profit for the period		3	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		144	11
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(513)	(5)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		267	381
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		1	0
Net finance income/(costs)		802	136
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(8)	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		7	0
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		2,276	2,014
Net finance income/(costs)		60	14
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		25	26
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		0	0
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		£ 3	£ 0

[1]	Revenue is net of duty, excise and other taxes of £18,721 million and £18,190 million for the six months ended 30 June 2023 and 30 June 2022, respectively, and £38,527 million for the year ended 31 December 2022